Property and Equipment (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Depreciation, Depletion and Amortization	$ 106,412	$ 111,886	$ 148,315	$ 144,289